SCHEDULE 1 - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
CONDENSED STATEMENTS OF OPERATIONS
Operating costs and expenses	$ (594,189)	¥ (3,865,963)	¥ (2,153,225)	¥ (903,245)
Interest income	17,652	114,851	36,843	4,799
Non-operating income, net	135	876	575
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Basic net income per share | (per share)	$ 1.7503	¥ 11.3881	¥ 9.4418	¥ 2.7356
Weighted average number of ordinary shares outstanding, basic	120,457,573	120,457,573	118,240,414	100,652,055
Diluted net income per share | (per share)	$ 1.7246	¥ 11.2205	¥ 9.3865	¥ 2.7356
Weighted average number of ordinary shares outstanding, diluted	122,256,838	122,256,838	118,937,082	100,652,055
YIRENDAI LTD
CONDENSED STATEMENTS OF OPERATIONS
Equity in earnings of subsidiaries and VIEs	$ 225,048	¥ 1,464,230	¥ 1,145,645	¥ 275,340
Operating costs and expenses	(15,160)	(98,635)	(30,667)	(1)
Interest income	832	5,411	655
Non-operating income, net	119	777	765
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Basic net income per share | (per share)	$ 1.7503	¥ 11.3881	¥ 9.4418	¥ 2.7356
Weighted average number of ordinary shares outstanding, basic	120,457,573	120,457,573	118,240,414	100,652,055
Diluted net income per share | (per share)	$ 1.7246	¥ 11.2205	¥ 9.3865	¥ 2.7356
Weighted average number of ordinary shares outstanding, diluted	122,256,838	122,256,838	118,937,082	100,652,055